Recoverable VAT and other taxes	12 Months Ended
Dec. 31, 2025
Recoverable Vat And Other Taxes
Recoverable VAT and other taxes

9.	Recoverable VAT and other taxes

	12/31/2025	12/31/2024
ICMS (State VAT)	2,658	1,312
Federal tax credits (PIS / COFINS)	4,036	5,224
Other recoverable taxes (1)	1,648	1,144
	8,342	7,680

Current	5,684	6,368
Non-Current	2,658	1,312
(1)	Income tax withheld on financial investments

The Company expects recovering the recoverable ICMS (state VAT) in about two years and the recoverable federal taxes within the next 24 months, based on analyses and budget projections approved by management.